UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22252

Name of Fund:    BlackRock Fixed Income Value Opportunities

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Fixed Income Value Opportunities, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2013

Date of reporting period: 09/30/2013

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2013 (Unaudited)
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 5.22%, 5/25/36 (a)	USD	1,021	$1,053,304
Series 2006-11, Class 1AF2, 5.25%, 9/25/46 (a)		1,106	1,193,529
Series 2007-BC2, Class 2A2 0.36%, 6/25/37 (a)		930	902,358
Series 2007-12, Class 2A1, 0.53%, 8/25/47 (a)		54	54,336
DT Auto Owner Trust, Series 2011-3A, Class D, 5.83%, 3/15/18 (b)		1,540	1,579,259
Motor PLC, Series 12A, Class A1C, 1.29%, 2/25/20 (b)		252	251,953
Santander Drive Auto Receivables Trust, Series 2012-1, Class C, 3.78%, 11/15/17		800	817,957
SLC Private Student Loan Trust, Series 2006-A, Class A4, 0.39%, 1/15/19 (a)		212	212,001
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 0.43%, 11/25/37 (a)		720	696,183
Total Asset-Backed Securities — 4.6%			6,760,880

Common Stocks		Shares
Paper & Forest Products — 0.3%
NewPage Corp. (c)		5,200	442,000

Corporate Bonds		Par (000)
Airlines — 1.7%
U.S. Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		535	564,345
Series 2012-1, Class C, 9.13%, 10/01/15		968	997,313
United Airlines, Inc., 6.75%, 9/15/15 (b)		900	927,000

			2,488,658
Capital Markets — 1.7%
The Goldman Sachs Group, Inc.:
6.00%, 5/01/14		850	876,405
5.13%, 1/15/15		270	284,004
3.30%, 5/03/15		1,265	1,308,057

			2,468,466
Commercial Banks — 4.3%
CIT Group, Inc., 4.75%, 2/15/15 (b)		1,137	1,176,795
HSBC Bank USA, N.A., 4.63%, 4/01/14		5,000	5,097,250

			6,274,045
Diversified Financial Services — 2.8%
Ally Financial, Inc., 4.50%, 2/11/14		1,600	1,614,576
Ford Motor Credit Co. LLC:
3.88%, 1/15/15		1,185	1,225,623
2.75%, 5/15/15		1,200	1,227,454

			4,067,653

Corporate Bonds		Par (000)	Value
Energy Equipment & Services — 0.4%
Transocean, Inc.:
4.95%, 11/15/15	USD	395	$423,756
5.05%, 12/15/16		70	76,712
6.00%, 3/15/18		90	101,409

			601,877
Health Care Providers & Services — 0.2%
HCA, Inc., 7.25%, 9/15/20		360	391,500
Insurance — 1.8%
American International Group, Inc., 3.00%, 3/20/15		2,535	2,609,068
Metals & Mining — 0.8%
Xstrata Finance Canada Ltd., 2.85%, 11/10/14 (b)		1,225	1,243,352
Multi-Utilities — 5.2%
Dominion Resources, Inc., 8.88%, 1/15/19		2,000	2,588,190
Potomac Electric Power Co., 4.65%, 4/15/14		5,000	5,107,177

			7,695,367
Oil, Gas & Consumable Fuels — 8.2%
BP Capital Markets PLC, 5.25%, 11/07/13		7,000	7,031,276
Enbridge Energy Partners LP, 9.88%, 3/01/19		3,000	3,931,788
Petrohawk Energy Corp., 10.50%, 8/01/14		1,015	1,048,799

			12,011,863
Paper & Forest Products — 0.0%
NewPage Corp., 11.38%, 12/31/14 (d)		1,199	—
Road & Rail — 0.9%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, 5/11/15 (b)		1,291	1,328,834
Textiles, Apparel & Luxury Goods — 1.0%
PVH Corp., 7.38%, 5/15/20		1,360	1,482,400

Total Corporate Bonds — 29.0%			42,663,083

Floating Rate Loan Interests (a)
Commercial Services & Supplies — 0.6%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/15/18		960	961,020
Food & Staples Retailing — 1.1%
AB Acquisitions UK Topco 2 Ltd (FKA Alliance Boots), Facility B1, 3.48%, 7/09/15	GBP	1,000	1,606,540
Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc., Extended Term Loan, 3.75%—3.76%, 1/25/17	USD	152	151,621
Media — 0.5%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 9.50%, 7/03/14		957	698,741
Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Loan, 4.50%, 10/15/17		122	122,455

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	FKA Formerly Known As GBP British Pound	USD US Dollar

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2013	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)		Par (000)	Value
Real Estate Management & Development — 0.1%
Realogy Corp., Non-Extended Synthetic Commitment, 0.03%-3.15%, 10/10/13	USD	97	$96,058

Total Floating Rate Loan Interests — 2.5%			3,636,435

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 20.2%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 4.56%, 3/25/37 (a)		150	148,606
Banc of America Funding Corp.:
Series 2004-B, Class 5A1, 2.94%, 11/20/34 (a)		2,390	2,308,591
Series 2006-E, Class 2A1, 2.82%, 6/20/36 (a)		2,354	1,904,370
BCAP LLC Trust, Series 2010-RR11, Class 4A1, 4.98%, 3/27/47 (a)(b)		1,544	1,412,518
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 2A1, 2.45%, 8/25/35 (a)		8,784	6,594,158
Bear Stearns Alt-A Trust, Series 2005-4, Class 21A1, 2.69%, 5/25/35 (a)		4,085	2,937,636
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A1, 2.86%, 12/25/35 (a)		4,801	4,205,289
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, 5.25%, 6/25/35		1,567	1,341,792
Series 2005-23CB, Class A15, 5.50%, 7/25/35		1,509	1,428,604
Series 2005-86CB, Class A8, 5.50%, 2/25/36		2,590	2,389,685
Series 2006-24CB, Class A23, 6.00%, 6/25/36		1,566	1,281,736
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-17, Class 1A1, 6.00%, 10/25/37		2,117	1,980,910
Impac CMB Trust, Series 2004-7, Class 1A1, 0.92%, 11/25/34 (a)		593	569,418
JPMorgan Alternative Loan Trust, Series 2006-S1, Class 3A2, 0.45%, 3/25/36 (a)		1,307	1,099,094

			29,602,407
Commercial Mortgage-Backed Securities — 39.8%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A2, 5.86%, 6/10/49 (a)		472	471,650
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class ASB, 5.88%, 12/10/49 (a)		3,584	3,820,362
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class ASB, 5.28%, 12/11/49		5,629	5,827,179
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AAB, 5.99%, 12/10/49 (a)		7,543	7,870,936
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.38%, 3/10/39		362	371,144

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
GS Mortgage Securities Trust:
Series 2006-GG6, Class A2, 5.51%, 4/10/38 (a)	USD	1,822	$1,850,556
Series 2006-GG6, Class AAB, 5.59%, 4/10/38 (a)		3,025	3,135,389
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB15, Class ASB, 5.79%, 6/12/43 (a)		4,804	5,018,362
Series 2007-CB18, Class A4, 5.44%, 6/12/47		3,700	4,087,464
Series 2007-LD11, Class A2, 5.99%, 6/15/49 (a)		3,252	3,329,360
Series 2007-LD11, Class ASB, 6.00%, 6/15/49 (a)		5,291	5,686,082
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%, 11/15/38		1,408	1,481,579
Series 2007-C1, Class AAB, 5.40%, 2/15/40		1,447	1,464,574
Morgan Stanley Capital I, Inc.:
Series 2007-IQ14, Class AAB, 5.65%, 4/15/49 (a)		7,425	7,496,540
Series 2007-IQ15, Class A4, 6.11%, 6/11/49 (a)		4,950	5,544,970
Windermere PLC, Series XI-X, Class A, 0.76%, 4/24/17 (a)		670	1,057,666

			58,513,813
Total Non-Agency Mortgage-Backed Securities — 60.0%			88,116,220
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes, 0.38%, 4/15/15		275	275,591

Warrants	Shares
Media — 0.0%
HMH Holdings (Education Media) (e)	686	—

Total Long-Term Investments (Cost — $121,811,427) — 96.6%		141,894,209

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)	5,018,312	5,018,312

Total Short-Term Securities (Cost — $5,018,312) — 3.4%		5,018,312
Total Investments (Cost — $126,829,739*) — 100.0%		146,912,521
Other Assets Less Liabilities — 0.0%		18,766

Net Assets — 100.0%		$146,931,287

2	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2013

Schedule of Investments (continued)

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$134,677,407

Gross unrealized appreciation	$13,628,537
Gross unrealized depreciation	(1,393,423)

Net unrealized appreciation	$12,235,114

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	34,901,633	(29,883,321)	5,018,312	$15,310

(g)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	2,378,124	GBP	1,577,000	Deutsche Bank AG	10/22/13	$(174,411)

•	Over-the-counter credit default swaps — buy protection outstanding as of September 30, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
R.R. Donnelley & Sons Co.	1.00%	Citibank N.A.	9/20/14	USD	1,000	$(6,372)	$95,961	$(102,333)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2013	3

Schedule of Investments (continued)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$6,760,880	—	$6,760,880
Common Stocks	—	—	$442,000	442,000
Corporate Bonds	—	42,663,083	—	42,663,083
Floating Rate Loan Interests	—	3,636,435	—	3,636,435
Non-Agency Mortgage-Backed Securities	—	86,703,702	1,412,518	88,116,220
U.S. Treasury Obligations	—	275,591	—	275,591
Short-Term Securities	$5,018,312	—	—	5,018,312
Total	$5,018,312	$140,039,691	$1,854,518	$146,912,521

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Credit contracts	—	$(102,333)	—	$(102,333)
Foreign currency exchange contracts	—	(174,411)	—	(174,411)
Total	—	$(276,744)	—	$(276,744)

[1]

Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$15,994	—	—	$15,994
Liabilities:
Bank overdraft	—	$(10,900)	—	(10,900)
Total	$15,994	$(10,900)	—	$5,094

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

4	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2013

Schedule of Investments (concluded)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2012	—	—	$1,508,321	$1,508,321
Transfers into Level 3	—	$544,546	—	544,546
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	3,915	3,915
Net realized gain (loss)	—	(1,731)	9,757	8,026
Net change in unrealized appreciation/depreciation[2]	$442,000	(531,892)	(33,589)	(123,481)
Purchases	—	1,152,666	—	1,152,666
Sales	—	(1,163,589)	(75,886)	(1,239,475)
Closing Balance, as of September 30, 2013	$442,000	—	$1,412,518	$1,854,518

[2]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2013 was $(123,481).

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	SEPTEMBER 30, 2013	5

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fixed Income Value Opportunities

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Fixed Income Value Opportunities

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Fixed Income Value Opportunities

Date: November 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Fixed Income Value Opportunities

Date: November 25, 2013